(7) Convertible Notes	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
(7) Convertible Notes

(7) CONVERTIBLE NOTES

Convertible indebtedness was, as follows:

	June 30, 2020	December 31, 2019	December 31, 2018
Note 1	$ -	$ 100,000	$ 100,000
Note 2	10,000	10,000	-
Note 3	100,000	100,000	-
Note 4	15,000	15,000	-
Note 5	42,500	42,500	-
Note 6	57,500	57,500	-
Note 7	50,000	50,000	-
Note 8	25,000	25,000	-
Note 9	200,000	-	-
Note 10	10,000	-	-
Total convertible notes	510,000	400,000	100,000
Less current maturities	(110,000)	(110,000)	-
Long term portion	$ 400,000	$ 290,000	$ 100,000

NOTE 1: On September 18, 2018, the Company entered into an eighteen month loan agreement in the amount of $100,000 with a third party. The note bears interest at the rate of 8%. At maturity, March 17, 2020 the note converted plus accrued interest of $11,989 by contract into 1,439,518 shares of the Company’s common stock. ($0.078 per share)

NOTE 2: On April 18, 2019, the Company entered into an eighteen month loan agreement in the amount of $10,000 with a third party. The note bears interest at the rate of 8%. At June 30, 2020, this note has accrued interest of $962. The note is convertible into 109,365 shares of the Company’s common stock. ($0.091 per share)

NOTE 3: On June 27, 2019, the Company entered into a two year loan agreement in the amount of $100,000 with a third party. The note bears interest at the rate of 5%. At June 30, 2020, this note has accrued interest of $5,055. This note is convertible into 1,125,235 shares of the Company’s common stock. ($0.089 per share)

NOTE 4: On July 1, 2019, the Company entered into a two year loan agreement in the amount of $15,000 with a third party. The note bears interest at the rate of 5%. At June 30, 2020, this note has accrued interest of $750. This note is convertible into 168,699 shares of the Company’s common stock. ($0.089 per share)

NOTE 5: On July 12, 2019, the Company entered into a two year loan agreement in the amount of $42,500 with a third party. The note bears interest at the rate of 5%. At June 30, 2020, this note has accrued interest of $2,061. This note is convertible into 477,305 shares of the Company’s common stock. ($0.089 per share)

NOTE 6: On July 12, 2019, the Company entered into a two year loan agreement in the amount of $57,500 with a third party. The note bears interest at the rate of 5%. At June 30, 2020, this note has accrued interest of $2,788. This note is convertible into 645,766 shares of the Company’s common stock. ($0.089 per share)

NOTE 7: On August 27, 2019, the Company entered into a two year loan agreement in the amount of $50,000 with a third party. The note bears interest at the rate of 5%. At June 30, 2020, this note has accrued interest of $2,110. This note is convertible into 559,556 shares of the Company’s common stock. ($0.089 per share)

NOTE 8: On October 1, 2019, the Company entered into a two year loan agreement in the amount of $25,000 with a third party. The note bears interest at the rate of 5%. At June 30, 2020, this note has accrued interest of $925. This note is convertible into 277,739 shares of the Company’s common stock. ($0.09 per share)

NOTE 9: On March 25, 2020, the Company entered into a two year loan agreement in the amount of $200,000 with a third party. The note bears interest at the rate of 5%. At June 30, 2020, this note has accrued interest of $2,658. This note is convertible into 1,302,971 shares of the Company’s common stock. ($0.156 per share)

NOTE 10: On April 9, 2020, the Company entered into a two year loan agreement in the amount of $10,000 with a third party. The note bears interest at the rate of 5%. At June 30, 2020, this note has accrued interest of $126. This note is convertible into 65,019 shares of the Company’s common stock. ($0.156 per share)

The Convertible debt matures $10,000 in 2020; $290,000 in 2021, $210,000 in 2022 and $0 thereafter.